Expense Example - SIT U S GOVERNMENT SECURITIES FUND INC	Mar. 31, 2026 USD ($)
Sit U.S. Government Securities Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	993
Sit U.S. Government Securities Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5,638
Expense Example, with Redemption, 3 Years	17,674
Expense Example, with Redemption, 5 Years	30,802
Expense Example, with Redemption, 10 Years	$ 69,070